Related Party Transactions - (Parenthetical) (Detail) $ in Thousands, shares in Millions		6 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017	Jun. 30, 2017
Related Party Transaction [Line Items]
Long-term Debt, Gross			$ 123,044		$ 180,259	$ 103,435
Seahawk LSA [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross		$ 18,400	$ 18,446		19,198	19,198
Class of warrant or right, issued during the period | shares		13.5	13.5
Intelsat [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross		$ 50,000	$ 50,000		52,039	52,039
Class of warrant or right, issued during the period | shares		20.2	20.2
Jason And Marian Joh Andrews [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross			$ 12,500		$ 11,750	$ 12,500
Notes issued				$ 12,500
Stock repurchased during period, shares | shares				11.5
X-Bow [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							20.60%	20.60%
Mithril II LLP [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Notes issued	$ 15,000
VCVC Four LLC [Member] | Blacksky Technology [Member] | 2021 Convertible Bridge Notes as converted in common stock [Member]
Related Party Transaction [Line Items]
Debt instrument face value	$ 5,000
Number of shares of common stock issuable on debt conversion as a percentage of common stock shares outstanding					0.70%
Common Stock Shares Issued Per Dollar	7